Notes payable by contractual maturities - Popular Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Line Items]
Notes Payable	$ 1,584,754	$ 1,777,721
Parent Company [Member]
Debt Disclosure [Line Items]
Notes Payable	822,351	790,282
Long-term Debt [Member]
Debt Disclosure [Line Items]
Debt With No Stated Maturity	936,000
Borrowed Funds Subtotal	1,989,214
Debt Instrument Unamortized Discount	404,460
Long-term Debt [Member] | Parent Company [Member]
Debt Disclosure [Line Items]
2014	0
2015	0
2016	0
2017	0
2018	0
Later years	290,811
Debt With No Stated Maturity	936,000
Borrowed Funds Subtotal	1,226,811
Debt Instrument Unamortized Discount	(404,460)
Notes Payable	$ 822,351